Shareholder Report, Average Annual Return (Details) 193066_Innovator Equity Defined Protection ETF - 1 Yr February_TF_TSR Annual {TF}	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 1 Yr February
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator Equity Defined Protection ETF - 1 Yr February NAV
Average Annual Return, Percent	4.99%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	14.34%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500
Average Annual Return, Percent	13.24%